Warrants (Details) $ / shares in Units, $ in Millions					3 Months Ended				6 Months Ended
	Mar. 31, 2022 USD ($) shares	Jan. 30, 2022 $ / shares shares	Jan. 01, 2022 USD ($) shares	Aug. 10, 2021 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($) shares	Oct. 31, 2021 shares	Jun. 30, 2023 USD ($)	Oct. 31, 2022 d	Dec. 27, 2021 $ / shares
Disclosure of classes of share capital [line items]
Warrants, term										5 years
Exercise price of warrants (in dollars per share)		$ 11.5
Redemption price of warrants (in dollars per share)		$ 0.1									$ 0.1
Shares issued per warrant											0.253
Number of warrants exercised (in shares) | shares		(9,678)					(7,396)
Exercise of warrants (in shares) | shares								22,540,651
Number of warrants unexercised (in shares) | shares		449,665
Proceeds From Cash Exercise Of Warrants | $							$ 0.0
Cashless exercises (in shares) | shares							(22,540,651)
Proceeds From Cashless Exercise Of Warrants | $							$ (46.0)
Redemptions (in shares) | shares							(449,665)
Proceeds From Redemption Of Warrants | $							$ 0.0
Fair value (gain) on warrants | $					$ 0.0	$ 0.0	11.1		$ 0.0
Days After Close Of Business Combination, Transfer Period									30 days
Public Warrant
Disclosure of classes of share capital [line items]
Exercise price of warrants (in dollars per share)				$ 11.5
Redemption price of warrants after maximum stock price trigger (in dollars per share)				0.1
Warrants outstanding, threshold trading days | d										20
Warrants outstanding, threshold consecutive trading days | d										30
Redemption price of warrants (in dollars per share)				0.01
Warrants And Rights Outstanding, Trading Days Ending Before Election To Deliver Notice Of Redemption										3 days
Public Warrant | Minimum
Disclosure of classes of share capital [line items]
Warrants, stock price trigger (in dollars per share)				10
Public Warrant | Maximum
Disclosure of classes of share capital [line items]
Warrants, stock price trigger (in dollars per share)				18
Private Warrant
Disclosure of classes of share capital [line items]
Exercise price of warrants (in dollars per share)				11.5
Private Warrant | Minimum
Disclosure of classes of share capital [line items]
Warrants, stock price trigger (in dollars per share)				10
Private Warrant | Maximum
Disclosure of classes of share capital [line items]
Warrants, stock price trigger (in dollars per share)				$ 18
Peridot Acquisition Corp.
Disclosure of classes of share capital [line items]
Number of warrants assumed in acquisition (in shares) | shares	0		22,997,712	23,000,000
Fair market value of warrants (in dollars per share)				$ 2.1
Warrant liability | $	$ 0.0		$ 57.1	$ 48.3			$ 0.0
Peridot Acquisition Corp. | Public Warrant
Disclosure of classes of share capital [line items]
Number of warrants assumed in acquisition (in shares) | shares				15,000,000
Peridot Acquisition Corp. | Private Warrant
Disclosure of classes of share capital [line items]
Number of warrants assumed in acquisition (in shares) | shares				8,000,000